Borrowings from Financial Institutions (Details) - Schedule of borrowings from financial institutions - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of borrowings from financial institutions [Abstract]
Current portion of long-term borrowings	$ 494,994	$ 1,969,666
Long-term borrowings	993,869	199,447
Borrowings from financial institutions	$ 1,488,863	$ 2,169,113